Financial liabilities - Disclosure Of Changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Interest paid	€ (6,978)	€ (915)	€ (1,132)
Payment of lease liabilities	(794)	(1,093)	(909)
Cash flows from financing activities	46,771	(5,651)	(5,180)
Liabilities Related To Financing Activities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	53,169	46,020
Principal received	150	252
Decrease in loans and conditional advances	(2,971)	(3,642)
Interest paid	(6,775)	(677)
Interest paid (IFRS 16)	(203)	0
Payment of lease liabilities	(793)	(1,331)
Early termination of lease contracts		(122)
Cash flows from financing activities	(10,592)	(5,520)
Indexation effect on current lease commitment	376	0
Impact of discounting and catch-up	(334)	6,848
Accumulated fixed interest expense accrual	2,550	2,081
Accumulated variable interest expense accrual	5,396	3,740
Non-cash from financing activities	7,988	12,669
Liabilities arising from financing activities at end of period	50,565	53,169	46,020
Lease liabilities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	5,530	6,519
Principal received		252
Interest paid (IFRS 16)	(203)	0
Payment of lease liabilities	(793)	(1,331)
Early termination of lease contracts	0	(122)
Cash flows from financing activities	(996)	(1,079)
Indexation effect on current lease commitment	376	0
Impact of discounting and catch-up	(31)	(26)
Accumulated fixed interest expense accrual		238
Accumulated variable interest expense accrual	201
Non-cash from financing activities	547	212
Liabilities arising from financing activities at end of period	5,081	5,530	6,519
Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	9,127	10,068
Principal received	0	0
Accumulated fixed interest expense accrual	131	153
Liabilities arising from financing activities at end of period	6,612	9,127	10,068
Bpifrance advance | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	2,316	2,266
Decrease in loans and conditional advances	(300)
Cash flows from financing activities	(300)	0
Impact of discounting and catch-up	16	3
Accumulated fixed interest expense accrual	34	47
Non-cash from financing activities	50	50
Liabilities arising from financing activities at end of period	2,066	2,316	2,266
Interest-free Bpifrance loan | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	125	493
Decrease in loans and conditional advances	(125)	(375)
Cash flows from financing activities	(125)	(375)
Impact of discounting and catch-up		7
Liabilities arising from financing activities at end of period	0	125	493
Curadigm Bpifrance advance | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	317	300
Principal received	150
Decrease in loans and conditional advances	(50)
Cash flows from financing activities	100	0
Impact of discounting and catch-up	(20)
Non-cash from financing activities	(20)	0
Liabilities arising from financing activities at end of period	397	317	300
EIB fixed rate loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Accumulated variable interest expense accrual			4,200
EIB fixed rate loan | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	35,754	26,374
Decrease in loans and conditional advances		(2,333)
Interest paid	(6,639)	(525)
Cash flows from financing activities	(6,639)	(2,858)
Impact of discounting and catch-up	(285)	6,855
Accumulated fixed interest expense accrual	2,385	1,643
Accumulated variable interest expense accrual	5,195	3,740
Non-cash from financing activities	7,295	12,238
Liabilities arising from financing activities at end of period	36,409	35,754	26,374
HSBC “PGE” | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	4,409	5,030
Principal received	0	0
Decrease in loans and conditional advances	(1,246)	(622)
Interest paid	(41)	(39)
Cash flows from financing activities	(1,287)	(661)
Impact of discounting and catch-up	(9)	(1)
Accumulated fixed interest expense accrual	41	42
Non-cash from financing activities	32	41
Liabilities arising from financing activities at end of period	3,155	4,409	5,030
Bpifrance “PGE” | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	4,717	5,038
Principal received	0	0
Decrease in loans and conditional advances	(1,250)	(313)
Interest paid	(95)	(113)
Cash flows from financing activities	(1,345)	(425)
Impact of discounting and catch-up	(6)	7
Accumulated fixed interest expense accrual	90	111
Non-cash from financing activities	84	104
Liabilities arising from financing activities at end of period	€ 3,457	€ 4,717	€ 5,038